LEASE (Tables)	12 Months Ended
Sep. 30, 2024
Lease
SCHEDULE OF OPERATING LEASE RELATED ASSETS AND LIABILITIES

The table below presents the operating lease related assets and liabilities recorded on the balance sheets:

	As of September 30,
	2024	2023
	US$	US$
Operating lease ROU assets	$668,259	$712,065

Operating lease liabilities - current	$68,291	$62,057
Operating lease liabilities - non-current	602,735	650,007
Total operating lease liabilities	$671,026	$712,064

SCHEDULE OF WEIGHTED AVERAGE OF OPERATING LEASE
As of September 30, 2024
Weighted-average remaining lease term	8 years

Weighted-average discount rate	4.3%

SCHEDULE OF OPERATING LEASE COST

A summary of lease cost recognized in Company’s CFS and supplemental cash flow information for operating leases is as follows for the years ended September 30, 2024, 2023 and 2022:

	2024	2023	2022
	US$	US$	US$
Operating lease cost	$93,764	$85,630	$109,784
Cash paid for operating leases	$2,262	$85,630	$81,989

SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

A summary of maturity of operating lease liabilities under the Company’s non-cancelable operating leases as of September 30, 2024 is as follows:

Year ending September 30,	US$
2025	$141,552
2026	93,335
2027	91,908
2028	91,908
After 2028	367,632
Total lease payments	786,335
Less: Imputed Interest	(115,309)
Present value of operating lease liabilities	$671,026